UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22356

Archer Series Trust

(Exact name of registrant as specified in charter)

9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240

(Address of principal executive offices)  (Zip code)

c/o Archer Investment Corporation
9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240

(Name and address of agent for service)

Copy to:

C. Richard Ropka, Esq.

Law Office of C. Richard Ropka

215 Fries Mill Road

Turnersville, NJ  08012

Registrant's telephone number, including area code: (800) 238-7701

Date of fiscal year end: August 31

Date of reporting period: November 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Archer Balanced Fund
Schedule of Investments
November 30, 2014 (Unaudited)

Shares/Principal	Fair Value

COMMON STOCK - 66.25%

Air Freight & Logistics - 3.16%
4,000	FedEx Corp.	$ 712,720

Aircraft - 4.58%
4,000	Boeing Co.	537,440
4,500	United Technologies Corp.	495,360
1,032,800
Airlines - 2.58%
12,000	AMR Corp.	582,360

Beverage - 1.55%
3,500	PepsiCo, Inc.	350,350

Cable & Other Pay Television Services - 2.87%
7,000	Walt Disney Co.	647,570

Electronic Computers - 2.96%
5,600	Apple, Inc.	666,008

Farm Machinery & Equipment - 1.19%
3,100	Deere & Co.	268,522

Finance Services - 1.85%
4,500	American Express Co.	415,890

Fire, Marine & Casualty Insurance - 1.72%
5,700	The Allstate Corp.	388,455

Food Retail - 1.63%
4,900	Nestle S.A. ADR	367,745

Footwear - 1.54%
3,500	Nike, Inc.	347,515

Hospital & Medical Service Plans - 1.99%
3,500	WellPoint, Inc. *	447,685

National Commercial Banks - 4.80%
4,500	JP Morgan Chase & Co.	270,720
9,000	US Bancorp	397,800
7,600	Wells Fargo & Co.	414,048
1,082,568
Natural Gas Transmission - 2.02%
11,000	Kinder Morgan, Inc.	454,850

Oil, Gas Field Services, Nbc - 1.07%
2,800	Schlumberger N.V.	240,660

Petroleum Refining - 1.60%
4,000	Marathon Petroleum Corp.	360,360

Pharmaceutical Preparations - 4.17%
3,000	Johnson & Johnson	324,750
5,400	Celgene Corp. *	613,926
938,676
Railroad, Line-Haul Operating - 1.81%
3,500	Union Pacific Corp.	408,695

Retail-Drug Stores - 3.24%
8,000	CVS Caremark Corp.	730,880

Retail-Eating Places - 1.73%
4,800	Starbucks Corp.	389,808

Retail-Lumbar & Other Building Material Dealers - 1.68%
3,800	The Home Depot, Inc.	377,720

Retail-Variety Stores - 1.64%
5,000	Target Corp.	370,000

Search, Detection, Navigation, Guidance - 1.89%
4,000	Raytheon Co.	426,800

Services-Business Services - 1.46%
3,800	Accenture PLC, Class-A	328,054

Services-Computer Programming, Data Processing - 2.19%
900	Google, Inc. Class-A *	494,172

Services-General Medical & Surgical Hospitals, NEC - 2.69%
8,700	HCA Holdings, Inc. *	606,303

Services-Prepackaged Software - 1.91%
9,000	Microsoft Corp.	430,290

Soap, Detergent & Cleaning Preparations - 1.61%
4,000	Procter & Gamble Co.	361,720

Surgical & Medical Instruments - 1.52%
4,700	Baxter International, Inc.	343,100

Telephone Communciations - 1.57%
7,000	Verizon Communications, Inc.	354,130

TOTAL FOR COMMON STOCK (Cost $10,248,460) - 66.25%	14,926,406

CORPORATE BONDS - 8.30% (a)

Banks & Financial Institutions - 0.22%
50,000	Societe Generale Socgen Float, 1.4162%, 04/22/2020 **	50,003

Bituminous Coal & Lignite Surface Mining - 0.21%
50,000	Peabody Energy Corp., 7.875%, 11/01/2026	46,250

Communications Equipment - 0.69%
150,000	Brocade Communications Systems, Inc., 6.875%, 01/15/2020	155,625

Distribution/Wholesale - 0.23%
50,000	Tech Data, 3.750%, 09/21/2017	51,961

Integrated Oils - 0.65%
150,000	Murphy Oil Corp., 4.000%, 06/01/2022	146,450

Internet Software & Services - 0.44%
100,000	VeriSign, Inc., 4.625%, 05/01/2023	98,250

Miscellaneous Business Credit Institution - 0.44%
100,000	Ford Motors Credit Co. LLC., 1.5141%, 11/20/2018 **	99,731

Printed Circuit Boards - 0.24%
50,000	Jabil Circuit, 5.625%, 12/15/2020	53,500

Property & Casualty Insurance - 0.76%
140,000	Zurich Reinsurance Centre Holdings, Inc., 7.125%, 10/15/2023	170,117

Radio Telephone Communications - 0.46%
100,000	T-Mobile USA, Inc., 6.464%, 04/28/2019	103,750

Retail - Apparel & Accessory Stores - 0.71%
100,000	Hanesbrands, Inc., 6.375%, 12/15/2020	159,675

Real Estate - 0.49%
100,000	Aurora Military Housing, 5.35%, 12/15/2025	110,027

Retail - Department Stores - 0.74%
150,000	Dillards, Inc., 7.13%, 08/01/2018	166,875

Retail - Grocery Stores - 0.23%
50,000	Safeway, Inc., 4.750%, 12/01/2021	50,838

Security Broker Dealers - 0.22%
50,000	Morgan Stanley & Co., 3.000% , 08/31/2015	50,688

Services-General Medical & Surgical Hospitals, NEC - 0.47%
100,000	HCA Holdings, Inc., 6.25%, 02/15/2020	106,000

Sugar & Confectionery Products - 0.45%
100,000	WM. Wrigley Jr. Co., 4.650%, 07/15/2015	102,463

Suprantional Bank - 0.44%
100,000	International Finance Corp., 2.00%, 11/15/2022	100,101

Telephone Communications - 0.21%
2,000	Qwest Corp., 6.125%, 06/01/2053	48,440

TOTAL FOR CORPORATE BONDS (Cost $1,873,267) - 8.30%	1,870,744

STRUCTURED NOTES - 1.44%
100,000	Barclays CMS, 11.00%, 05/14/2029	86,500
93,000	Citigroup, Inc., 3.00%, 12/23/2019 (a)	97,277
100,000	JP Morgan Chase Bank, 10.50%, 01/23/2029 **	88,530
50,000	Morgan Stanley, 3.00%, 11/09/2019 (a)	51,750

TOTAL FOR STRUCTURED NOTES (Cost $349,155) - 1.44%	324,057

REAL ESTATE INVESTMENT TRUST - 2.82%
10,000	Duke Realty Corp.	194,400
500	PS Business Park, Inc., 6.000%, Series T	12,725
2,000	Public Storage	375,260
2,000	Public Storage, PFD 6.500%, Series P	52,803

TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $520,964) - 2.82%	635,188

PREFERRED SECURITIES - 0.53%
3,000	PNC Financial Services Group, Inc., 5.375%, 12/31/2049	71,940
2,000	Wells Fargo, 5.250%, Series P	48,000

TOTAL FOR PREFERRED SECURITIES (Cost $124,310) - 0.53%	119,940

SENIOR NOTE - 0.22%

Cellular Telecommunications - 0.22%
2,000	US Cellular Corp. PFD, 6.9618%, 05/15/2060	50,640

TOTAL FOR SENIOR NOTE (Cost $49,920) - 0.22%	50,640

MUNICIPAL BOND - 5.95%
40,000	Akron , OH Economic Dev, 5.50%, 12/01/2015	41,456
25,000	Belding, MI Area Schools, 6.150%, 05/01/2024	27,017
35,000	Bryan County, OK Indpt School District, 6.554%, 12/01/2029	39,318
45,000	California State University Rev Muni, 2.785%, 11/01/2022	45,653
100,000	Chicago, IL Build America Bonds B, 4.564%, 10/01/2020 (a)	103,689
70,000	Gary, IN Community School Bldg., 7.50%, 02/01/2029	77,804
99,000	Georgia Loc Govt., 4.75%, 06/01/2028	103,525
30,000	Illinois St., 5.877%, 03/01/2019	33,354
55,000	Illinois St. Build America Bonds, 4.85%, 7/1/2015	56,248
50,000	Kalamazoo, MI Bldg Auth, 5.40%, 10/01/2025	51,034
25,000	Katy Texas Schools, 5.998%, 02/15/2030	28,487
100,000	Kern Cnty, CA Pension Oblg., 0.00%, 08/15/2019	84,833
55,000	Moncks Corner, SC Regl Recreation Corp. Build America Bonds, 6.299%, 12/01/2030	58,154
60,000	Reeves Cnty, TX Cops, 6.375%, 12/21/2021	64,976
50,000	Reeves Cnty TX Cops, 5.00%, 12/01/2016	51,564
40,000	Richland Bean Blossom, IN Sch. Bldg. Corp., 5.750%, 01/15/2024	43,598
70,000	Saint Clair Cnty, IL School District, 4.00%, 01/01/2021	69,513
25,000	Sangamon Cnty, IL School District, 4.00%, 02/01/2015	25,140
25,000	Scago, SC Public Facs Corp. for Georgetown Cnty, 6.75%, 12/01/2029	27,963
25,000	Sedona, AZ Wastewater 0.00%, 07/01/2021	20,381
252,000	Tobacco Settlement Auth Iowa, 6.50%, 06/01/2023	222,033
60,000	University Enterprises, Inc. CA 5.25%, 10/01/2020	64,753

TOTAL FOR MUNICIPAL BOND (Cost $1,313,293) - 5.95%	1,340,493

EXCHANGE TRADED FUNDS - 6.99%

1,000	iShares Barclays 20+ Year Treasury Bond Fund ETF	122,490
1,000	iShares Barclays Intermediate Credit Bond Fund ETF	110,200
2,000	iShares Floating Rate Bond Fund ETF	101,400
1,000	iShares iBoxx $ High Yield Corporate Bond ETF	91,130
3,000	iShares Short Maturity Bond ETF	150,540
6,600	JPMorgan Alerian MLP Index ETN	321,552
3,000	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	309,840
1,000	PIMCO Enhanced Short Maturity ETF	101,300
6,000	PowerShares Senior Loan Port Fund ETF	146,100
1,500	Vanguard Short-Term Corporate Bond Index ETF	120,270

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $1,521,376) - 6.99%	1,574,822

SHORT TERM INVESTMENTS - 7.11%
1,601,940	Fidelity Money Market Portfolio Class Select 0.09%** (Cost $1,601,940)	1,601,940

TOTAL INVESTMENTS (Cost $17,602,685) - 99.61%	22,444,230

OTHER ASSETS LESS LIABILITES - 0.39%	86,960

NET ASSETS - 100.00%	22,531,190

(a) Categorized as Level 2 of the fair value hierarchy. Refer to Note 3 of the accompanying notes
* Non-income producing
** Variable rate security; the coupon rate shown represents the yield at November 30, 2014.
ADR - American Depository Receipt
NOTES TO FINANCIAL STATEMENTS
Archer Balanced Fund
1. SECURITY TRANSACTIONS

At November 30, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $17,602,685 amounted to $4,843,119, which consisted of aggregate gross unrealized appreciation of $4,933,520 and aggregate gross unrealized depreciation of $90,401.

2. SECURITY VALUATION

Readily marketable portfolio securities listed on the New York Stock Exchange are valued at the last sale price reflected at the close of the regular trading session of the New York Stock Exchange on the business day as of which such value is being determined.  If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair value. Readily marketable securities not listed on the New York Stock Exchange but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in like manner. Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors deem appropriate to reflect their fair value.

United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost.  Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of November 30, 2014 in valuing the Fund's assets carried at fair value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$14,926,406	$0	$0	$14,926,406
Real Estate Investment Trusts	$635,188	$0	$0	$635,188
Preferred Securities	$119,940	$0	$0	$119,940
Senior Note	$50,640	$0	$0	$50,640
Corporate Bonds	$0	$1,870,744	$0	$1,870,744
Municipal Bonds	$0	$1,340,493	$0	$1,340,493
Exchange Traded Funds	$1,574,822	$0	$0	$1,574,822
Structured Notes	$0	$324,057	$0	$324,057
Cash Equivalents	$1,601,940	$0	$0	$1,601,940
Total	$18,908,936	$3,535,294	$0	$22,444,230

	Archer Income Fund
	Schedule of Investments
	November 30, 2014 (Unaudited)

Shares/Principal		Fair Value

CORPORATE BONDS - 39.03%

Aerospce/Defense-Major Diversified - 0.99%
75,000	Exelis, Inc., 5.550%, 10/01/2021	80,921

Banks & Financial Institutions - 1.15%
50,000	JPMorgan Chase & Co., 10.50%, 01/23/2029	44,265
50,000	Societe Generale Socgen Float, 2.5375%, 04/22/2020	50,003
		94,268
Bituminous Coal & Lignite Surface Mining - 0.56%
50,000	Peabody Energy Corp., 7.875%, 11/01/2026	46,250

Brewery - 1.16%
250,000	Ambev Intl Finance Co. Ltd., 9.500%, 07/24/2017	94,800

Commercial Banks - 0.53%
50,000	Barclays CMS, 11.00%, 05/14/2029	43,250

Commercial Services-Finance - 0.80%
800,000	GE Capital Corp., 8.870%, 06/02/2018	65,520

Commercial Services & Supplies - 0.61%
50,000	Clean Harbors, Inc., 5.125%, 06/01/2021	50,000

Communications Equipment - 1.27%
100,000	Brocade Communications Systems, Inc., 6.875%, 01/15/2020	103,750

Computer & Office Equipment - 1.29%
100,000	Hewlett-Packard, 4.375%, 09/15/2012	105,400

Consumer Products - 0.61%
50,000	Avon Products, Inc., 5.750%, 03/01/2018	50,063

Container & Packaging - 0.63%
50,000	Ball Corp., 5.00%, 03/01/2022	51,750

Distribution/Wholesale - 1.93%
100,000	Ingram Micro, Inc., 5.000%, 08/10/2022	106,043
50,000	Tech Data, 3.750% 09/21/2017	51,961
		158,004
Electric & Other Services Combined - 0.71%
50,000	CMS Energy, 6.250%, 02/01/2012	58,360

Electric Services - 1.84%
100,000	PPL Energy, 4.600%, 12/15/2021	95,459
50,000	EIX, 6.250%, 08/01/2049	55,250
		150,709
Finance Services - 0.57%
50,000	Morgan Stanley, 4.900%, 02/23/2017	46,403

Guided Missiles & Space Vehicles & Parts - 1.38%
100,000	Alliant TechSystems, Inc., 5.875%, 12/01/2021	112,859

Internet Software & Services - 0.54%
45,000	VeriSign, Inc., 4.625%, 05/01/2023	44,213

Medical-Generic Drugs - 1.04%
75,000	Watson Pharmaceuticals Inc., 6.125%, 08/15/2019	84,878

Metal Mining - 0.81%
100,000	Cliffs Natural Resources Inc., 4.875%, 04/01/2021	66,438

Miscellaneous Business Credit Institution - 1.16%
50,000	Ford Credit Canada, Ltd., 7.50%, 08/18/2015 (Canada)	45,340
50,000	Ford Motors Credit Co. LLC, 1.5141%, 11/20/2018 **	49,866
		95,206
Multimedia - 0.67%
50,000	Time Warner, 4.750%, 03/29/2021	55,026

Oil Company-Exploration & Production - 3.20%
100,000	Murphy Oil Corp., 4.000%, 06/01/2022	97,633
100,000	Southwestern Energy Co., 7.125%, 10/10/2017	113,336
50,000	Whiting Petroleum Corp., 6.500%, 10/01/2018	51,438
		262,407
Petroleum Refining - 0.63%
50,000	Frontier Oil, 6.875%, 11/15/2018	51,750

Printed Circuit Boards - 0.65%
50,000	Jabil Circuit, 5.625%, 12/15/2020	53,500

Property & Casualty Insurance - 0.74%
50,000	Zurich Reinsurance Centre Holdings, 7.125%, 10/15/2023	60,756

Radio Telephone Communication - 1.27%
100,000	T-Mobile US, Inc. 6.464%, 04/28/2019	103,750

Retail-Apparel & Accessory Stores - 1.30%
100,000	Hanesbrands, Inc., 6.375%, 12/15/2020	106,450

Retail-Department Stores - 1.84%
100,000	Dillards, Inc., 7.13%, 08/01/2018	111,250
35,000	Dillards, Inc., 7.75%, 07/15/2026	39,550
		150,800
Retail-Discretionary - 1.24%
100,000	Staples, Inc., 4.375%, 01/12/2023	101,673

Revenue Bond - 0.91%
75,000	Wesgen, 3.25%, 11/01/2016	75,018

Security Brokers, Dealers & Floation Co. - 0.63%
50,000	Morgan Stanley, 3.000%, 11/09/2019	51,750

Services-General Medical & Surgical Hospitals, NEC - 1.29%
100,000	HCA Holdings, 6.250%, 02/15/2021	106,000

Steel Works, Blast Furnaces, Rolling Mills (Coke Ovens) - 0.93%
75,000	Arcelormittal, 3.750%, 03/1/2016	76,500

State Commercial Banks - 0.63%
50,000	United Comm BK Blairsvill, GA, 6.00%, 08/13/2018 (a)	51,407

Supranational Bank - 0.61%
50,000	International Finance Corp., 2.00%, 11/15/2022	50,050

Telephone Communications - 1.51%
50,000	Indiana Bell Tel Co., Inc., 7.30%, 08/15/2026	63,186
2,500	Qwest Corp., 6.125%, 06/01/2053	60,550
		123,736
Television Broadcasting Stations - 0.77%
54,000	CBS Broadcasting Inc., 7.125%, 11/01/2023	63,361

Wholesale-Electrical Apparatus & Equipment, Wiring Supplies - 0.65%
50,000	Anixter, Inc., 5.625%, 05/01/2019	53,000

TOTAL FOR CORPORATE BONDS (Cost $3,305,758) - 39.03%		3,199,976

EXCHANGE TRADE FUNDS - 15.27%
1,000	iShares Barclays 20+ Year Treasury Bond ETF	122,490
800	iShares Barclays Intermediate Credit Bond ETF	88,160
2,000	iShares Floating Rate Bond ETF	101,400
1,000	iShares iBoxx Investment Grade Corporate Bond ETF	120,090
500	iShares JP Morgan Emerging Markets Bond ETF	56,900
2,000	iShares Short Maturity ETF	100,360
3,000	PowerShares Build America Bond ETF	90,240
6,000	PowerShares Preferred ETF	88,260
3,000	PowerShares Senior Loan Port ETF	73,050
1,000	PIMCO Enhanced Short Maturity ETF	101,300
1,000	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	103,280
2,000	UBS ETRACS Alerian MLP Infrastructure ETN	85,200
1,400	Vanguard Intermediate-Term Corp. Bond Idx ETF	121,688

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $1,206,324) - 15.27%		1,252,418

REAL ESTATE INVESTMENT TRUST - 5.97%
100,000	Aurora Military Housing, 5.35%, 12/15/2025	110,027
2,000	Digital Realty Trust PFD, 7.375%	53,380
2,500	Digital Realty Trust PFD, 6.625%, Series F	64,078
5,500	Duke Realty Corp. PFD, 6.500%, Series K	137,940
2,000	Regency Centers Corp., PFD 6.625%, 12/03/2049, Series 6	52,244
3,000	Public Storage PFD, 5.200%, 12/03/2049, Series 6	71,586

TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $481,501) - 5.97%		489,255

SENIOR NOTE - 1.24%
4,000	US Cellular Corp., PFD 6.950%, 5/17/2060	101,280

TOTAL FOR SENIOR NOTE (Cost $99,840) - 1.24%		101,280

MUNICIPAL BOND - 24.08%
25,000	Brier Creek, IN School Bldg. Corp., 6.080%, 07/15/2024	27,797
35,000	Caddo County OK Gov't Bldg., 5.858%, 09/01/2025	36,259
50,000	Chicago, IL Build America Bonds - Series B, 4.564%, 12/01/2020 (a)	51,845
60,000	City of Akron Ohio, 5.500%, 12/01/15	62,184
25,000	City of Auburndale Florida, 4.300%, 12/01/26 (a)	26,021
30,000	Cleveland Ohio Income Tax Revenue, 6.060%, 10/01/2026	34,642
50,000	County of Clark NV, 6.36%, 11/1/24	57,740
25,000	County of Reeves Texas, 6.750%, 12/01/2019	25,601
50,000	County of Reeves Texas, 5.000%, 12/01/2016	51,564
40,000	County of Reeves Texas, 6.375%, 12/21/2021	43,318
90,000	Erie County NY Tobacco Asset Corp., 6.000%, 06/01/2028	84,309
35,000	Evansville Redevelopment Authority, 6.150%, 02/01/2024	39,775
60,000	Evansville Redevelopment BAB, 6.860%, 02/01/2029	68,758
60,000	Fresno County, CA Pension, 4.928%, 08/15/2019	25,283
50,000	Georgia Local Government 4.750%, 06/01/2028	52,286
40,000	Hoboken NJ Services, 5.330%, 02/01/2018	42,482
65,000	Hudson County, 6.890%, 03/01/2026	78,393
93,000	Iowa Tobacco Settlement Authority, 6.500%, 06/01/2023	93,014
25,000	Jackson Municipal Airport Authority, 4.900%, 10/01/2021	26,678
45,000	Louisiana ST Local Govt Envt, 5.75%, 09/01/2019	46,165
50,000	Macomb Interceptor Drain District, 4.950%, 05/01/2025	52,812
25,000	Missouri State Health & Educational Fac., 5.800%, 10/01/2023	26,946
25,000	Mountain Iron-Buhl, MN Indep Sch Dist, Series A, 6.30%, 02/01/2019	29,075
75,000	Nassau County, NY Series F, 6.800%, 10/01/2027	87,243
25,000	Oregon State School Association Pension, 5.450%, 06/30/2024	29,133
75,000	Public Finance Authority, 5.750%, 06/01/2023	76,724
30,000	Saint Clair County School District No. 189 East St. Louis, 4.000%, 01/01/2021	29,791
40,000	Sate of Illinois, 5.450%, 04/01/2019	42,478
50,000	State of Illinois, 5.665%, 03/01/2018	55,064
70,000	State of Illinois, 5.877%, 03/01/2019	77,825
50,000	State of Illinois, 6.200%, 07/01/2021	55,828
75,000	State of Illinois, 4.950%, 06/01/2023	78,501
50,000	State of Illinois, 4.85%, 07/01/2021	51,134
110,000	TSACS, Inc., 4.750%, 06/01/2022	109,931
100,000	University of Central Florida, 5.125%, 10/01/2020	105,743
35,000	Van Buren MI Public Schools Bldg., 6.430%, 05/01/2029	38,416
15,000	Virginia Commonwealth Build American Bonds, 5.750%, 5/15/28	16,878
35,000	Worcester County, 2.500%, 12/01/2018	36,504

TOTAL FOR MUNICIPAL BOND (Cost $1,947,945) - 24.08%		1,974,140

PREFERRED SECURITIES - 2.59%
2,500	First Republic Bank PFD, 6.700%, Series A	66,925
2,000	Citigroup Series C, 5.800%, PFD	49,120
3,000	PNC Financial Services Group, Inc. 5.375%	71,940
1,000	Wells Fargo Series P, 5.250%, PFD	24,000

TOTAL FOR PREFERRED SECURITIES (Cost $207,344) - 2.59%		211,985

STRUCTURED NOTE - 4.57%
100,000	Goldman Sachs Group, Inc., 10.00%, 12/13/28**	89,250
75,000	Goldman Sachs Group, Inc., 10.00%, 09/05/2028 **	71,063
63,000	Goldman Sachs Group, Inc., 5.75%, 11/29/2020 **	61,942
100,000	Morgan Stanley, 4.500, 08/30/2015 **	101,450
50,000	Morgan Stanley & Co., 3.000%, 11/09/2019 **	50,687

TOTAL FOR STRUCTURED NOTE (Cost $383,850) - 4.57%		374,392

SHORT TERM INVESTMENTS - 6.49%
531,939	Fidelity Money Market Portfolio Class Select 0.08%** (Cost $531,939)	531,939

TOTAL INVESTMENTS (Cost $8,164,501) - 99.22%		8,135,385

OTHER ASSETS LESS LIABILITIES - 0.78%		63,837

NET ASSETS - 100.00%		8,199,222

** Variable rate security; the coupon rate shown represents the yield at November 30, 2014.
ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Archer Balanced Fund
1. SECURITY TRANSACTIONS

At November 30, 2014, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $8,164,501 amounted to $34,684, which consisted of aggregate gross unrealized appreciation of $196,986 and aggregate gross unrealized depreciation of $162,302.

2. SECURITY VALUATION

Readily marketable portfolio securities listed on the New York Stock Exchange are valued at the last sale price reflected at the close of the regular trading session of the New York Stock Exchange on the business day as of which such value is being determined.  If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair value. Readily marketable securities not listed on the New York Stock Exchange but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in like manner. Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors deem appropriate to reflect their fair value.

United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost.  Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of November 30, 2014 in valuing the Fund's assets carried at fair value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Real Estate Investment Trusts	$489,255	$0	$0	$489,255
Senior Notes	$101,280	$0	$0	$101,280
Exchange Trade Funds	$1,252,418	$0	$0	$1,252,418
Corporate Bonds	$0	$3,199,976	$0	$3,199,976
Municipal Bonds	$0	$1,974,140	$0	$1,974,140
Preferred Securities	$211,985	$0	$0	$211,985
Structured Notes	$0	$374,392	$0	$374,392
Cash Equivalents	$531,939	$0	$0	$531,939
Total	$2,586,877	$5,548,508	$0	$8,135,385

	Archer Stock Fund
	Schedule of Investments
	November 30, 2014 (Unaudited)

Shares/Principal		Fair Value

COMMON STOCK - 98.23%

Agriculture Chemicals - 1.85%
1,900	Monsanto Co.	$ 227,829

Air Courier Services - 2.15%
16,000	Air T, Inc. *	265,485

Air Transportation, Scheduled - 4.23%
4,600	Alaska Air Group, Inc.	271,538
6,000	Southwest Airlines Co.	250,920
		522,458
Asset Management - 3.99%
650	Blackrock, Inc.	233,402
4,800	Cognizant Technology Solutions Corp. *	259,152
		492,554
Biological Products (No Diagnostic Substances) - 1.95%
2,400	Gilead Sciences, Inc. *	240,768

Business Services - 2.09%
1,000	Visa, Inc.	258,190

Computer Storage Devices - 1.99%
8,100	EMC Corp.	245,835

Cutlery, Handtools & General Hardware - 1.76%
2,300	Stanley Black & Decker, Inc.	217,212

Electric Computers - 2.09%
8,000	Omnicell, Inc. *	257,600

Electric & Other Services Combined - 1.73%
7,000	Quanta Services, Inc. *	213,500

Electronic Equipment, Instruments - 3.68%
3,800	Arrow Electronics, Inc. *	222,072
6,000	Methode Electronics, Inc.	232,500
		454,572
Health Care Equpment & Supplies - 1.94%
7,000	Natus Medical, Inc. *	239,610

Life Insurance - 3.85%
4,500	AmTrust Financial Services, Inc.	230,940
4,400	MetLife, Inc.	244,684
		475,624
Measuring & Controlling Devices - 2.10%
2,000	Thermo Fisher Scientific, Inc.	258,580

Miscellaneous Food Preparations & Kindred Products - 2.19%
1,900	Keurig Green Mountain, Inc.	270,066

Motor Vehicle Parts & Accessories - 4.17%
8,000	Gentex Corp.	284,480
2,400	Lear Corp.	230,184
		514,664
Motor Vehicles & Passenger Car Bodies - 1.62%
5,600	Navistar International Corp. *	200,480

Oil & Gas Equipment & Services - 1.37%
4,000	Halliburton Co.	168,800

Paperboard Containers & Boxes - 2.05%
3,400	Packaging Corporation of America	252,552

Personal Computers - 2.36%
2,450	Apple, Inc.	291,379

Personal Credit Institutions - 1.86%
3,500	Discover Financial Services	229,425

Petroleum Refining - 1.51%
5,900	Suncor Energy, Inc.	186,381

Pharmaceutical Preparations - 5.66%
4,400	Mylan, Inc. *	257,884
4,500	Novo Nordisk ADR	204,570
6,300	Roche Holding Ltd.	235,998
		698,452
Public Building & Related Furniture - 1.89%
3,000	BE Aerospace, Inc. *	233,610

Radio & TV Broadcasting & Communications- 3.55%
1,700	F5 Networks, Inc. *	219,623
3,000	Qualcomm, Inc.	218,700
		438,323
Railroad Equipment - 1.71%
3,800	The Greenbrier Companies, Inc.	210,824

Retail-Drug Stores - 4.14%
3,200	Express Scripts Holding Co. *	266,080
1,500	MWI Veterinary Suppy, Inc. *	245,130
		511,210
Retail-Retail Stores - 4.09%
4,400	Foot Locker, Inc.	252,076
2,000	ULTA Salon, Cosmetics & Fragrance, Inc. *	252,980
		505,056
Security Brokers, Dealers & Flotation Companies - 1.83%
1,200	The Goldman Sachs Group, Inc.	226,092

Semiconductors & Related Devices - 5.05%
9,000	Canadian Solar, Inc. *	218,610
6,000	Skyworks Solutions, Inc.	404,820
		623,430
Services-Auto Rental & Leasing - 2.01%
2,600	Ryder Systems, Inc.	248,352

Services-Computer Programming, Data Processing & Etc. - 1.78%
400	Google, Inc. Class-A *	219,632

Services-Educational Services - 1.92%
5,200	Grand Canyon Education, Inc. *	237,484

Services-Equipment Rental & Leasing - 4.12%
6,800	Air Lease Corp.	258,604
2,200	United Rentals, Inc. *	249,282
		507,886
Services-Health Services - 1.98%
4,400	ICON Public Limited Co. *	244,376

Textile-Apparel Clothing - 2.16%
2,300	HanesBrands, Inc.	266,156

Transportation Services - 1.91%
3,800	GATX Corp.	235,372

Wholesale-Motor Vehicles & Motor Vehicle Parts & Supplies - 1.88%
8,000	LKQ Corp. *	232,400

TOTAL FOR COMMON STOCK (Cost $8,148,914) - 98.23%		12,122,219

SHORT TERM INVESTMENTS - 2.16%
267,084	Fidelity Money Market Portfolio Class Select 0.08%** (Cost $267,084)	267,084

TOTAL INVESTMENTS (Cost $9,984,397) - 100.40%		12,389,303

OTHER ASSETS LESS LIABILITIES - (0.40%)		(48,789)

NET ASSETS - 100.00%		12,340,514

* Non-income producing
** Variable rate security; the coupon rate shown represents the yield at November 30, 2014.
ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Archer Stock Fund
1. SECURITY TRANSACTIONS

At November 30, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $9,984,397 amounted to $2,404,906, which consisted of aggregate gross unrealized appreciation of $2,520,944 and aggregate gross unrealized depreciation of $116,038.

2. SECURITY VALUATION

Readily marketable portfolio securities listed on the New York Stock Exchange are valued at the last sale price reflected at the close of the regular trading session of the New York Stock Exchange on the business day as of which such value is being determined.  If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair value. Readily marketable securities not listed on the New York Stock Exchange but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in like manner. Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors deem appropriate to reflect their fair value.

United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost.  Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value  (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of November 30, 2014 in valuing the Fund's assets carried at fair value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$12,122,219	$0	$0	$12,122,219
Cash Equivalents	$267,084	$0	$0	$267,084
Total	$12,389,303	$0	$0	$12,389,303

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Archer Series Trust

By /s/ Troy C. Patton

* Troy C. Patton

President

Date January 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Troy C. Patton

* Troy C. Patton

President

Date January 29, 2015

By /s/Gregory B. Getts

*Gregory B. Getts

Treasurer

Date January 29, 2015

* Print the name and title of each signing officer under his or her signature.